Stock-Based Compensation (Summary Of Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 $25.00 - $30.00 [Member]	Dec. 31, 2011 30.01 - 35.00 [Member]	Dec. 31, 2011 35.01 - 40.00 [Member]	Dec. 31, 2011 40.01 - 42.34 [Member]	Dec. 31, 2011 $25.00 - $42.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	1,156	983	1,060	1,299	201	153		802	1,156
Weighted-average remaining contractual life of options outstanding (years)					0.7	0.2		9.1	6.5
Weighted-average exercise price of options outstanding	$ 38.26	$ 29.14	$ 21.95	$ 20.80	$ 28.86	$ 30.73		$ 42.07	$ 38.26
Options Exercisable	354	741	1,060		201	153			354
Weighted-average exercise price of options exercisable	$ 29.67	$ 25.12	$ 21.95		$ 28.86	$ 30.73			$ 29.67
Exercise price of options outstanding and exercisable, lower limit					$ 25.00	$ 30.01	$ 35.01	$ 40.01	$ 25.00
Exercise price of options outstanding and exercisable, upper limit					$ 30.00	$ 35.00	$ 40.00	$ 42.34	$ 42.34